INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Useful Life	March 31, 2025	December 31, 2024

Software development costs	5 years	$3,602,328	$3,602,328
Less accumulated amortization		(597,882)	(417,766)
Net carrying value, software development costs		$3,004,446	$3,184,562

Schedule of future annual amortization

Software Development Costs
Remainder of 2025	$540,000
2026	720,000
2027	720,000
2028	720,000
2029	304,000

Total	$3,004,000